Offerings - Offering: 1	Oct. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $.001 per share (3)
Amount Registered | shares	8,077,043
Proposed Maximum Offering Price per Unit	0.91
Maximum Aggregate Offering Price	$ 7,350,109.13
Fee Rate	0.0087%
Amount of Registration Fee	$ 639.46
Offering Note	(1) The shares of common stock, par value $0.001 per share (the "Common Stock"), of AquaBounty Technologies, Inc. (the "Registrant") are being registered for resale from time to time by the selling stockholders named in the prospectus contained in the registration statement to which this exhibit is attached (the "Selling Stockholders"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of additional shares of Common Stock as may become issuable to prevent dilution resulting from stock splits, stock dividends, recapitalizations or similar transactions. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low sales prices of the Common Stock as reported on The Nasdaq Capital Market on October 6, 2026, a date within five business days prior to the filing of this registration statement. (3) Represents (i) up to 5,771,929 shares of Common Stock issuable upon conversion of the Registrant's Series A Convertible Preferred Stock, including shares issuable in respect of dividends accrued and accumulated on such Series A Convertible Preferred Stock through October 15, 2026, and (ii) up to 2,305,114 shares of Common Stock issuable upon conversion of the Registrant's Series B Convertible Preferred Stock, including shares issuable in respect of dividends accrued and accumulated on such Series B Convertible Preferred Stock through October 15, 2026.